IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Multi-Strategy Tracker ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Hedge Multi-Strategy Tracker ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees & Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.91%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Hedge Multi-Strategy Tracker ETF	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ's rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund's investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles (the “Strategy”). These styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

The Underlying Index may include both long and short positions in ETFs and ETVs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

Hedge fund investment styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers.

•	Long/short hedge funds typically diversify their risks by limiting the net exposure to particular regions, industries, sectors and market capitalization bands, allowing them to focus on company-specific anomalies. At the same time, long/short managers often hedge against un-diversifiable risk, such as market risk (i.e., the returns of the overall market). Certain long/short managers focus on specific sectors, regions or industries, on particular investment styles, such as value or growth, or certain types of stocks, such as small or large.
•	Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macro economics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements.
•	Market Neutral hedge funds typically invest in both long and short positions in stocks while minimizing exposure to the systematic components of risk. These market neutral strategies seek to have a zero “beta” (or “market”) exposure to one or more systematic risk factors including the overall market (as represented by the S&P 500 Index), economic sectors or industries, market capitalization, region and country. Market neutral strategies that effectively neutralize the market exposure are not impacted by directional moves in the market.
•	Event-Driven hedge funds typically invest in a combination of credit opportunities and event-driven equities. Within the credit-oriented portion, sub-strategies include long/short high yield credit (below investment grade corporate bonds or “junk” bonds), leveraged loans (bank debt, mezzanine, or self-oriented loans), capital structure arbitrage (debt vs. debt or debt vs. equity), and reorganization equity. Within the equity portion, sub- strategies include risk (or merger) arbitrage, holding company arbitrage, special situations and value equities where a change in management, significant product launch, or some other economic catalyst is expected to unlock shareholder wealth. Event-driven managers invest across multiple asset classes and may also seek to exploit shifts in economic cycles.
•	Emerging Markets hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed.
•	Fixed Income Arbitrage hedge funds typically employ strategies that seek to take advantage of price differentials and inefficiencies between related fixed-income securities that are related either economically or statistically. Such funds may limit volatility by hedging out interest rate risk and market exposure.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

•	U.S. large-capitalization equity;
•	U.S. small-capitalization equity;
•	U.S. growth equity;
•	U.S. value equity;
•	Emerging market equity, debt and sovereign debt;
•	Foreign equity (Europe, Australasia & Far East);
•	U.S. investment grade corporate debt;
•	U.S. government short- and intermediate-term maturity obligations;
•	U.S. high yield (or “junk”) corporate debt;
•	U.S. Treasury Inflation Protection Securities (“TIPS”);
•	U.S. mortgage-backed debt;
•	U.S. convertible debt;
•	Foreign sovereign debt;
•	Foreign currencies and currency futures;
•	U.S. and foreign real estate investment trusts;
•	Commodities; and
•	The implied volatility of the S&P 500® Index

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor's 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles.

For additional information about the Fund's principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETPs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the underlying ETPs that comprise the Fund's Underlying Index.

Long/Short Risk

There is no guarantee that the returns on the Fund's long or short, if any, positions will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.

Short Sales Risk

Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

Exchange Traded Product Risk

The value of a Fund's investment in ETPs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund's NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information
The bar chart that follows shows the annual total returns of the Fund's for a full calendar year. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds. The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund's year-to-date total return as of June 30, 2014 was 3.56%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.80%	3Q/2010
Lowest Return	-2.61%	2Q/2010

Average Annual Total Returns as of December 31, 2013
Average Annual Returns	1 Year		3 Years	Since Inception		Inception Date
IQ Hedge Multi-Strategy Tracker ETF	5.16%		3.14%	4.43%	[1]	Mar. 24, 2009
IQ Hedge Multi-Strategy Tracker ETF After Taxes on Distributions	4.65%	[2]	2.71%	4.07%	[2],[1]
IQ Hedge Multi-Strategy Tracker ETF After Taxes on Distributions and Sale of Fund Shares	2.99%	[2]	2.27%	3.38%	[2],[1]
IQ Hedge Multi-Strategy Tracker ETF IQ Hedge Multi-Strategy Index	6.06%		3.81%	5.18%	[1]
IQ Hedge Multi-Strategy Tracker ETF HFRI Fund of Funds Composite Index	8.96%		2.49%	5.04%	[1],[3]
IQ Hedge Multi-Strategy Tracker ETF S&P 500 Index	32.39%		16.16%	21.54%	[1]
[1]	The Fund commenced operations on March 24, 2009.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	HFRI Fund of Funds Composite Index is calculated from March 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Since Inception” heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.